American Beacon Advisors, Inc.

220 E. Las Colinas Blvd. Suite 1200

Irving, TX 75039

October 29, 2021

VIA EDGAR

---------

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:  American Beacon Funds

 1933 Act File No. 033-11387

 1940 Act File No. 811-04984

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, American Beacon Funds (the "Registrant") hereby certifies (a) that the form of Prospectus used with respect to the American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon ARK Transformational Innovation Fund, American Beacon TwentyFour Strategic Income Fund, and American Beacon TwentyFour Sustainable Short Term Bond Fund, of the Registrant does not differ from that contained in Post-Effective Amendment No. 391 (“Amendment No. 391”) to the Registrant’s Registration Statement, (b) that the form of Statement of Additional Information used with respect to the American Beacon Shapiro Equity Opportunities Fund, American Beacon Shapiro SMID Cap Equity Fund, American Beacon SSI Alternative Income Fund, American Beacon ARK Transformational Innovation Fund, American Beacon TwentyFour Strategic Income Fund, and American Beacon TwentyFour Sustainable Short Term Bond Fund, does not differ from that contained in Amendment No. 391 to the Registrant’s Registration Statement, and (c) that Amendment No. 391 was filed electronically.

If you have any questions concerning the foregoing, please do not hesitate to contact the undersigned at (817) 391-6170.

Sincerely,

/s/ Rosemary Behan
Rosemary Behan
Chief Legal Officer

cc:    Kathy Ingber, Esq.

K&L Gates LLP